Mandatory Principal Payments under Credit Agreement (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Total	$ 227,700	$ 230,000
Credit Facility
Line of Credit Facility [Line Items]
2016	2,300
2017	2,300
2018	2,300
2019	2,300
2020	218,500
Total	$ 227,700